OLD MUTUAL FUNDS II
SUPPLEMENT DATED March 9, 2012

This Supplement updates certain information contained in the currently effective Old Mutual Cash Reserves Fund Institutional Class Shares Prospectus, dated July 26, 2011 (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

At a special meeting of shareholders held on March 9, 2012, shareholders of the Old Mutual Cash Reserves Fund (the “Fund”) approved a Plan of Liquidation and Dissolution pursuant to which the Fund’s assets will be liquidated and the Fund will be dissolved.  Liquidating distributions are expected to be made March 23, 2012.

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Distributed by Old Mutual Investment Partners
R-12-021   03/2012

Old Mutual Funds II
Supplement Dated March 9, 2012

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Prospectus of Old Mutual Funds II dated July 26, 2011 as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Old Mutual Large Cap Growth Fund

At a special meeting of shareholders held on March 9, 2012, shareholders of the Old Mutual Large Cap Growth Fund (the “Acquired Fund”) approved an Agreement and Plan of Reorganization pursuant to which the Acquired Fund’s assets and liabilities will be transferred to the Touchstone Capital Growth Fund, a mutual fund advised by Touchstone Advisors, Inc. (the “Acquiring Fund”).

If other closing conditions are satisfied, all of the assets and liabilities of the Acquired Fund will become the assets and liabilities of the Acquiring Fund and shareholders in the Acquired Fund will become shareholders in the Acquiring Fund. The reorganization is expected to occur during the second quarter of 2012.

Old Mutual Cash Reserves Fund

At a special meeting of shareholders held on March 9, 2012, shareholders of the Old Mutual Cash Reserves Fund (the “Fund”) approved a Plan of Liquidation and Dissolution pursuant to which the Fund’s assets will be liquidated and the Fund will be dissolved.  Liquidating distributions are expected to be made March 23, 2012.  All references in the Prospectus to the Fund are removed effective following the close of business March 23, 2012.

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Distributed by Old Mutual Investment Partners
R-12-020  03/2012

Old Mutual Funds II
Supplement Dated March 9, 2012

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Statement of Additional Information of Old Mutual Funds II dated July 26, 2011 as supplemented (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

At a special meeting of shareholders held on March 9, 2012, shareholders of the Old Mutual Cash Reserves Fund (the “Fund”) approved a Plan of Liquidation and Dissolution pursuant to which the Fund’s assets will be liquidated and the Fund will be dissolved.  Liquidating distributions are expected to be made March 23, 2012.  Effective March 24, 2012, all references in the SAI to the Fund are hereby removed.

______________________________________________________________
Distributed by Old Mutual Investment Partners
R-12-022  03/2012